Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid expenses
Schedule of prepaid expenses
	December 31,
	2017	2016

Insurance premium	24.3	24.0
Aircraft and engine leases	42.3	37.9
Guarantee commission	15.5	14.1
Other	32.2	28.4

	114.3	104.4

Non-current	4.5	6.9

Current	109.8	97.5